Summary Prospectus Supplement	November 30, 2016

George Putnam Balanced Fund
Summary Prospectus dated November 30, 2016

The information for Aaron Cooper in the section Your fund’s management is replaced with the following:

Aaron Cooper

Chief Investment Officer – Equities, portfolio manager of the fund since 2014

304403 11/16